Prepaid and Other Current Assets, Net - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid and Other Current Assets [Abstract]
Prepayments to suppliers		$ 189	$ 127
Prepaid for HybriU development		29	29
Loans to third parties		6	6
Receivables from third-party (Note i)	[1]	880
Others (Note ii)	[2]	16	16
Total before allowance for doubtful accounts		1,120	178
Less: allowance for doubtful accounts (Note i)	[1]	(461)
Prepaid and other current assets, net		$ 659	$ 178

[1]	Long-term receivable, net related to Bay State College and expected to be collected less than twelve months.
[2]	Others mainly included prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items.